Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Detail)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	13.70%		13.70%
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[1]	19.00%	19.00%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[1]	12.74%	12.74%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		16.80%	16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.90%	19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.25%	14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		2.03%	2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		9.69%	9.69%
Shenzhen Xunlei [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		28.77%	28.77%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		14.12%	14.12%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]		28.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	9.40%	9.40%
Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		4.61%	4.61%
Guangzhou Yuechuan [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	9.30%	9.30%
Shen Zhen Arashi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	11.63%	12.16%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.99%	19.99%

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.
[2]	In 2018, a reorganization was undertaken by Arashi Vision Interactive (Cayman) Inc., pursuant to which the equity interest held by Xunlei BVI was transferred parallel to Xunlei HK, and the investee company was changed to Shenzhen Arashi.